SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangements [Abstract] [Abstract]
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
The Company’s share-based payment plans consist of two categories: an equity-settled share-based payment plan comprised of the stock option plan; and cash-settled share-based payments plans that include the stock purchase plan, deferred share units (DSU) plans, restricted share units (RSU) plans and the performance share units (PSU) plan.

The expense and the carrying amount of liability arising from share-based arrangements are as follows:

			Carrying
	Share-based		amount of share-based
	payments expense		payments liabilities
	2020	2019	2020	2019
Equity-settled plan
Stock option plan	$5.8	$6.4	n.a.	n.a.
Cash-settled plans
Stock purchase plan	10.3	8.5	$—	$—
Deferred share unit (DSU) plans	(2.4)	6.3	(8.4)	(15.5)
Restricted share unit (RSU) plans	(10.9)	13.0	(24.7)	(43.2)
Performance share unit (PSU) plan	(2.9)	26.5	(16.2)	(47.0)
	$(0.1)	$60.7	$(49.3)	$(105.7)

During the year ended March 31, 2020, share-based payments expense of $1.2 million (2019 – $0.8 million) was capitalized.

The Company holds equity swap agreements in order to mitigate the compensation expense related to the DSU plans, RSU plans and PSU plan (see Note 30). During the year ended March 31, 2020, an expense of $44.0 million was recognized in income (2019 – recovery of $13.2 million).

Stock option plan
Stock options to purchase common shares of the Company are granted to certain employees, officers and executives of the Company. The stock option exercise price is equal to the common shares weighted average price on the TSX of the five days of trading prior to the grant date. Stock options vest over four years of continuous employment from the grant date. The stock options must be exercised within a seven-year period, but are not exercisable during the first year after the grant date. As at March 31, 2020, a total of 11,892,268 common shares (2019 – 13,446,114) remained authorized for issuance under the stock option plan.

Changes in outstanding stock options are as follows:

		2020		2019
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	6,504,125	$20.41	6,155,525	$17.31
Granted	1,320,700	34.50	1,733,100	27.15
Exercised	(1,553,846)	17.06	(1,231,600)	14.78
Forfeited	(196,825)	24.17	(82,525)	17.41
Expired	(23,300)	10.06	(70,375)	18.20
Stock options outstanding, end of year	6,050,854	$24.25	6,504,125	$20.41
Stock options exercisable, end of year	2,187,379	$19.05	2,082,325	$16.36

During the year ended March 31, 2020, the weighted average market share price for stock options exercised was $34.77 (2019 – $27.11).

As at March 31, 2020, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$11.02 to $15.14	570,125	1.73	$14.56	570,125	$14.56
$15.34 to $22.26	2,654,704	3.77	19.68	1,308,279	19.09
$27.14 to $40.53	2,826,025	5.66	30.51	308,975	27.14
Total	6,050,854	4.46	$24.25	2,187,379	$19.05

During the year ended March 31, 2020, the weighted average fair value of stock options granted was $4.98 (2019 – $4.23).

The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2020	2019
Common share price	$33.94	$27.42
Exercise price	$34.50	$27.15
Dividend yield	1.18%	1.31%
Expected volatility	19.70%	18.34%
Risk-free interest rate	1.48%	2.07%
Expected stock option life	4 years	4 years

Expected volatility is estimated by considering historical average common share price volatility over the expected life of the stock options.

Stock purchase plan
Employees of the Company and its participating subsidiaries can acquire common shares through regular payroll deductions. The Company contributes $1 for every $2 of employee contributions, up to a maximum of 3% of the employee’s base salary. The employee and Company’s contributions are remitted to an independent plan administrator who purchases common shares on the market on behalf of the employee.

Deferred share unit (DSU) plans
Non-employee directors holding less than the minimum required holdings of common shares of the Company receive their Board retainer compensation in the form of deferred share units (DSUs). A non-employee director holding no less than the minimum required holdings of common shares may also elect to participate in the DSU plan in respect of part or all of his or her retainer. Such retainer amount is converted to DSUs based on the common shares price on the TSX on the date such retainer becomes payable to the non-employee director.

Certain executives can elect to defer a portion or entire short-term incentive payment to the DSU plan on an annual basis. Such deferred short-term incentive amount is converted to DSUs based on the common shares weighted average price on the TSX of the five days of trading prior to the date such incentive becomes payable to the executives.

DSUs entitle the holders to receive a cash payment equal to the common shares closing price on the TSX on the payment date, or, in certain cases, the weighted average price of to the five days prior to the payment date. Holders are also entitled to dividend equivalents payable in additional DSUs in an amount equal to the dividends paid on the common shares from the date of issuance to the payment date.

DSUs vest immediately and are paid upon any termination of employment or when a non-employee director ceases to act as a director.

Changes in outstanding DSUs are as follows:

	2020	2019
DSUs outstanding, beginning of year	523,470	675,097
Granted	79,196	92,211
Redeemed	(140,251)	(253,176)
Dividends paid in DSUs	7,420	9,338
DSUs vested and outstanding, end of year	469,835	523,470

Restricted share unit (RSU) plans
Restricted share units (RSUs) are granted to certain employees, officers and executives of the Company. RSUs entitle the holders to receive a cash payment based on the average closing price on the TSX for the 20 trading days preceding the vesting date, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. RSUs are paid three years after the grant date.

Changes in outstanding RSUs are as follows:

	2020	2019
RSUs outstanding, beginning of year	1,570,063	1,688,664
Granted	149,477	148,670
Cancelled	(16,207)	(11,010)
Redeemed	(228,928)	(268,836)
Dividends paid in RSUs	16,198	12,575
RSUs outstanding, end of year	1,490,603	1,570,063
RSUs vested, end of year	1,391,195	1,462,052

As at March 31, 2020, vested and outstanding RSUs includes 1,044,359 RSUs granted under the previous plan (2019 – 1,067,648), which are paid upon any termination of employment of the holder. Under the previous plan, holders are also entitled to dividend equivalents payable in additional RSUs in an amount equal to the dividends paid on the common shares from the date of issuance to the payment date.

Performance share unit (PSU) plan
Performance share units (PSUs) are granted to certain employees, officers and executives of the Company. PSUs entitle the holders to receive a cash payment equal to the average closing price on the TSX of the common shares for the 20 trading days preceding the vesting date multiplied by a factor which ranges from 0% to 200% based on the attainment of performance criteria set out pursuant to the plan, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. PSUs are paid three years after the grant date.

Changes in outstanding PSUs are as follows:

	2020	2019
PSUs outstanding, beginning of year	1,141,200	1,230,717
Granted	730,352	756,386
Cancelled	(41,991)	(25,491)
Redeemed	(852,688)	(820,412)
PSUs outstanding, end of year	976,873	1,141,200
PSUs vested, end of year	758,209	876,095